UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Mid Cap Value Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 20.80%, relative to a 27.06% return for the Russell Midcap® Value Index, the Fund’s benchmark index.
The S&P 500® Index rose sharply in December, ending the year strongly up. In the first half of the year, equities rose as U.S. gross domestic product growth outpaced expectations, per the Bureau of Economic Analysis. This was driven by increases in net exports, consumer spending and business investments.
This continued into the middle of the year, as the U.S. Federal Reserve Board (“Fed”) planned to cut interest rates, causing the International Monetary Fund to increase growth expectations for the U.S. The Fed eventually implemented this rate cut in October. The economy was also boosted by a better-than-expected jobs report, per the Bureau of Labor Statistics.
Finally, equities were boosted by positive investor sentiment surrounding the “phase one” trade agreement between the U.S. and China enacted in December. Subsequently, equities continued to rise steadily during the holiday season, with the U.S. posting its best year since 1997.
Among investment themes, factors within our high-quality business models theme detracted the most from returns, followed by factors within our themes and trends, sentiment analysis and fundamental mispricings themes. None of the themes contributed to relative returns during the period.
Among sectors, holdings within materials, especially an underweight position in the containers & packaging industry, detracted the most from performance. Conversely, holdings within the consumer discretionary sector, especially an overweight position in the multiline retail industry, contributed the most to returns.
At an individual stock level, an overweight position in Fluor Corp. (0% of the portfolio) was among the largest detractors from performance. Conversely, an overweight position in Jabil, Inc. (0.9%) was among the largest contributors to returns.
We made numerous enhancements to our models in 2019. We would like to share some examples below:
Within our sentiment analysis pillar, we implemented a new signal in the Europe, Japan, emerging markets and U.S. small-caps regions, which gauges investor conviction around future price declines for securities. We analyze over 6,000 stocks to ascertain the difficulty in borrowing the security for the purposes of short selling.
We also implemented two new signals within our themes & trends pillar. The first signal, implemented in the U.S. region, analyzes co-movement of companies that have a similar online presence. The second signal is an expansion in scope of an existing signal, from the U.K. and Japan regions to U.S. and emerging markets regions. The signal, which covers over 7,000 stocks, identifies stocks held together by mutual funds in order to gauge their potential co-movement resulting from investor activity.
Within our high-quality business models pillar, we added a number of new metrics. The first metric, introduced in most regions, identifies companies with longer executive management tenure, as we believe is indicative of a sustainable, high quality, business model. Within the U.S., we now leverage data from a large web search engine provider to help quantify changes in consumer attention. Also in the U.S.

region, we introduced a signal that uses import and export data to help quantify demand growth of a company’s products complementing our suite of consumer-demand signals. Finally, in the U.S. we added a signal focused on health care companies that helps us measure the value of a pharmaceutical company’s drug pipeline.
Within our sentiment analysis pillar, we extended a signal from the U.S. to Japan. The signal uses natural processing and machine learning techniques to help capture sell-side research analyst sentiment in Japanese language reports. Also within our sentiment analysis pillar, we added a contrarian signal in the European, U.K. and emerging market investment regions that uses market microstructure data to help predict short-term stock reversals.
Within our themes and trends pillar we introduced a signal to our U.S. region that helps us find connections between companies based upon import and export data.
Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names about which fundamental research analysts are becoming more positive and companies that are profitable, have sustainable earnings and use their capital to enhance shareholder value. As such, we anticipate remaining fully invested and expect that the value we may add over time will be due to stock selection, as opposed to sector or size allocations.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	20.80%	N/A	8.00%
Investor Class	20.49%	7.37%	12.20%
Class L	20.15%	N/A	1.67%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	34.65%
Consumer, Cyclical	15.57
Consumer, Non-cyclical	13.20
Industrial	9.23
Utilities	9.21
Basic Materials	4.95
Energy	4.70
Communications	4.24
Technology	3.89
Short Term Investments	0.36
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,061.00	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$4.12
Investor Class
Actual	$1,000.00	$1,059.80	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$5.92
Class L
Actual	$1,000.00	$1,057.10	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$7.20
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class, 1.15% for the Investor Class and 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.96%
287,081	Alcoa Corp(a)	$ 6,175,112
198,911	Axalta Coating Systems Ltd(a)	6,046,895
4,754	Cabot Corp	225,910
8,858	Celanese Corp	1,090,597
91,192	Domtar Corp	3,487,182
35,868	Element Solutions Inc(a)	418,938
89,285	Huntsman Corp	2,157,126
265,076	Olin Corp	4,572,561
46,641	Reliance Steel & Aluminum Co	5,585,726
9,968	Royal Gold Inc	1,218,588
9,565	Sherwin-Williams Co	5,581,560
		36,560,195
Communications — 4.25%
155,177	Ciena Corp(a)	6,624,506
14,238	Facebook Inc Class A(a)	2,922,349
123,737	Liberty Global PLC Class C(a)	2,696,848
176,705	New York Times Co Class A	5,684,600
455,081	News Corp Class A	6,434,845
17,761	NortonLifeLock Inc	453,261
33,913	VeriSign Inc(a)	6,534,357
		31,350,766
Consumer, Cyclical — 15.60%
79,356	Allison Transmission Holdings Inc	3,834,482
116,814	American Airlines Group Inc(b)	3,350,226
116,257	AutoNation Inc(a)	5,653,578
8,101	Casey's General Stores Inc	1,287,978
174,827	Cinemark Holdings Inc	5,917,894
55,410	Copa Holdings SA Class A	5,988,713
93,933	Delta Air Lines Inc	5,493,202
128,555	Dick's Sporting Goods Inc	6,362,187
157,414	DR Horton Inc	8,303,588
36,137	Foot Locker Inc	1,408,982
20,004	General Motors Co	732,146
87,952	Harley-Davidson Inc	3,270,935
163,574	HD Supply Holdings Inc(a)	6,578,946
99,789	Hilton Grand Vacations Inc(a)	3,431,744
327,868	JetBlue Airways Corp(a)	6,137,689
47,753	KAR Auction Services Inc	1,040,538
3,318	Lear Corp	455,230
104,543	Lennar Corp Class A	5,832,454
49,171	LKQ Corp(a)	1,755,405
387,756	Macy's Inc	6,591,852
240,849	MGM Resorts International	8,013,046
88,181	PACCAR Inc	6,975,117
13,655	Polaris Inc	1,388,713
29,445	Six Flags Entertainment Corp	1,328,264
138,096	Toll Brothers Inc	5,456,173
33,505	United Airlines Holdings Inc(a)	2,951,455
76,265	Walgreens Boots Alliance Inc	4,496,584
16,942	WESCO International Inc(a)	1,006,185
		115,043,306
Shares		Fair Value
Consumer, Non-Cyclical — 13.23%
7,014	Acadia Healthcare Co Inc(a)	$ 233,005
43,344	Alexion Pharmaceuticals Inc(a)	4,687,654
18,321	Anthem Inc	5,533,492
6,015	Biogen Inc(a)	1,784,831
121,214	Bunge Ltd	6,975,866
13,273	Cooper Cos Inc	4,264,482
133,822	Corteva Inc	3,955,778
9,909	DaVita Inc(a)	743,472
129,592	DENTSPLY SIRONA Inc	7,333,611
7,067	HCA Healthcare Inc	1,044,573
12,807	Hologic Inc(a)	668,653
41,194	IHS Markit Ltd(a)	3,103,968
41,202	Incyte Corp(a)	3,597,759
5,967	Ingredion Inc	554,633
51,112	IQVIA Holdings Inc(a)	7,897,315
21,694	Jazz Pharmaceuticals PLC(a)	3,238,480
1,290	Laboratory Corp of America Holdings(a)	218,229
43,474	Molina Healthcare Inc(a)	5,898,987
164,451	Mylan NV(a)	3,305,465
38,039	Philip Morris International Inc	3,236,738
136,691	Service Corp International	6,291,887
39,229	Steris PLC	5,979,284
4,723	Tyson Foods Inc Class A	429,982
50,965	Universal Health Services Inc Class B	7,311,439
168,212	US Foods Holding Corp(a)	7,046,401
14,914	West Pharmaceutical Services Inc	2,242,022
		97,578,006
Energy — 4.71%
132,847	Apergy Corp(a)	4,487,572
55,647	Baker Hughes Co	1,426,233
212,811	Cabot Oil & Gas Corp	3,705,039
27,706	Continental Resources Inc	950,316
84,339	Helmerich & Payne Inc	3,831,521
119,863	HollyFrontier Corp	6,078,253
181,934	Kosmos Energy Ltd	1,037,024
55,880	Marathon Oil Corp	758,850
440,795	Range Resources Corp(b)	2,137,856
248,092	TechnipFMC PLC	5,319,092
5,775	Valero Energy Corp	540,829
52,063	Williams Cos Inc	1,234,934
232,438	WPX Energy Inc(a)	3,193,698
		34,701,217
Financial — 34.73%
13,328	Alliance Data Systems Corp	1,495,402
241,392	Ally Financial Inc	7,376,940
243,012	American Homes 4 Rent REIT Class A	6,369,345
11,759	American National Insurance Co	1,383,799
9,345	Ameriprise Financial Inc	1,556,690

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
62,141	Apartment Investment & Management Co REIT Class A	$ 3,209,583
134,498	Athene Holding Ltd Class A(a)	6,325,441
290,348	AXA Equitable Holdings Inc	7,194,823
13,253	Bank of New York Mellon Corp	667,024
45,417	Bank OZK	1,385,446
310,505	Brandywine Realty Trust REIT	4,890,454
145,102	Brighthouse Financial Inc(a)	5,692,351
139,422	Brixmor Property Group Inc REIT	3,012,909
63,025	Camden Property Trust REIT	6,686,953
204,561	Citizens Financial Group Inc	8,307,222
46,790	Columbia Property Trust Inc REIT	978,379
207,651	CubeSmart REIT	6,536,853
6,220	Douglas Emmett Inc REIT	273,058
218,620	Duke Realty Corp REIT	7,579,555
107,749	E*TRADE Financial Corp	4,888,572
245,452	Empire State Realty Trust Inc REIT Class A	3,426,510
77,055	Equity LifeStyle Properties Inc REIT	5,423,901
47,008	Evercore Inc Class A	3,514,318
53,803	Extra Space Storage Inc REIT	5,682,673
79,941	Fifth Third Bancorp	2,457,386
23,976	First American Financial Corp	1,398,280
2,539	First Citizens BancShares Inc Class A	1,351,281
62,828	First Hawaiian Inc	1,812,588
198,311	First Horizon National Corp	3,284,030
8,959	Gaming & Leisure Properties Inc REIT	385,685
215,595	Healthcare Trust of America Inc REIT Class A	6,528,217
5,835	Highwoods Properties Inc REIT	285,390
203,289	Host Hotels & Resorts Inc REIT	3,771,011
273,279	Invitation Homes Inc REIT	8,190,172
33,419	Jefferies Financial Group Inc	714,164
32,477	Kilroy Realty Corp REIT	2,724,820
74,579	Mercury General Corp	3,634,235
133,288	National Retail Properties Inc REIT	7,146,903
22,958	Navient Corp	314,065
123,646	PacWest Bancorp	4,731,932
74,847	Paramount Group Inc REIT	1,041,870
109,939	Popular Inc	6,458,916
61,744	Prologis Inc REIT	5,503,860
44,516	Reinsurance Group of America Inc	7,258,779
428,487	Retail Properties of America Inc REIT Class A	5,741,726
45,714	Signature Bank	6,244,990
59,316	Spirit Realty Capital Inc REIT	2,917,161
125,919	State Street Corp	9,960,193
180,237	STORE Capital Corp REIT	6,712,026
45,743	Sun Communities Inc REIT	6,866,024
29,795	SVB Financial Group(a)	7,479,737
Shares		Fair Value
Financial — (continued)
226,430	Synchrony Financial	$ 8,153,744
36,713	Two Harbors Investment Corp REIT	536,744
222,033	Unum Group	6,474,482
113,444	VEREIT Inc REIT	1,048,223
111,221	Voya Financial Inc	6,782,257
111,819	Western Alliance Bancorp	6,373,683
877	White Mountains Insurance Group Ltd	978,302
134,107	Zions Bancorp NA	6,962,835
		256,083,912
Industrial — 9.25%
49,014	Allegion PLC	6,104,204
5,089	AO Smith Corp	242,440
35,639	Avnet Inc	1,512,519
19,394	Carlisle Cos Inc	3,138,725
11,816	Crane Co	1,020,666
28,089	Curtiss-Wright Corp	3,957,459
8,156	frontdoor Inc(a)	386,757
231,655	Gentex Corp	6,713,362
58,363	Graphic Packaging Holding Co	971,744
16,510	Hubbell Inc	2,440,508
153,941	Jabil Inc	6,362,382
118,608	Johnson Controls International PLC	4,828,532
54,391	Keysight Technologies Inc(a)	5,582,148
38,432	Landstar System Inc	4,376,252
2,704	Martin Marietta Materials Inc	756,147
73,520	Masco Corp	3,528,225
1,118	Mettler-Toledo International Inc(a)	886,887
120,698	National Instruments Corp	5,110,353
44,216	Oshkosh Corp	4,185,044
40,926	Owens Corning	2,665,101
13,272	Regal Beloit Corp	1,136,216
27,291	Textron Inc	1,217,179
5,257	Universal Display Corp	1,083,310
		68,206,160
Technology — 3.89%
26,055	CACI International Inc Class A(a)	6,513,489
20,079	Cree Inc(a)	926,646
51,831	DXC Technology Co	1,948,327
6,238	Lam Research Corp	1,823,991
198,212	Nuance Communications Inc(a)	3,534,120
42,430	Take-Two Interactive Software Inc(a)	5,194,705
50,372	Western Digital Corp	3,197,111
912,506	Zynga Inc Class A(a)	5,584,537
		28,722,926
Utilities — 9.23%
384,387	AES Corp	7,649,301
51,710	Alliant Energy Corp	2,829,571

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Utilities — (continued)
111,337	Ameren Corp	$ 8,550,682
104,781	CMS Energy Corp	6,584,438
71,603	DTE Energy Co	9,299,082
108,942	Exelon Corp	4,966,666
117,501	FirstEnergy Corp	5,710,549
18,370	National Fuel Gas Co	854,940
143,015	NRG Energy Inc	5,684,846
246,159	PPL Corp	8,832,185
3,191	Public Service Enterprise Group Inc	188,428
301,112	Vistra Energy Corp	6,922,565
		68,073,253
TOTAL COMMON STOCK — 99.85% (Cost $684,496,857)		$736,319,741
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.36%
$629,226	Undivided interest of 0.95% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $629,226 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(c)	629,226
629,226	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $629,226 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(c)	629,226
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$629,226	Undivided interest of 2.33% in a repurchase agreement (principal amount/value $26,989,456 with a maturity value of $26,991,810) with Bank of Montreal, 1.57%, dated 12/31/19 to be repurchased at $629,226 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 4/20/49 - 12/1/49, with a value of $27,529,245.(c)	$ 629,226
629,226	Undivided interest of 3.90% in a repurchase agreement (principal amount/value $16,152,649 with a maturity value of $16,154,085) with Credit Agricole Securities (USA) Inc, 1.60%, dated 12/31/19 to be repurchased at $629,226 on 1/2/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 11/1/33 - 8/1/49, with a value of $16,475,702.(c)	629,226
132,350	Undivided interest of 9.15% in a repurchase agreement (principal amount/value $1,448,214 with a maturity value of $1,448,339) with BNP Paribas Securities Corp, 1.55%, dated 12/31/19 to be repurchased at $132,350 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/15/20 - 11/15/48, with a value of $1,477,178.(c)	132,350
TOTAL SHORT TERM INVESTMENTS — 0.36% (Cost $2,649,254)		$ 2,649,254
TOTAL INVESTMENTS — 100.21% (Cost $687,146,111)		$738,968,995
OTHER ASSETS & LIABILITIES, NET — (0.21)%		$ (1,561,791)
TOTAL NET ASSETS — 100.00%		$737,407,204

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $2,671,140 of securities on loan)(a)	$736,319,741
Repurchase agreements, fair value(b)	2,649,254
Cash	1,847,031
Dividends receivable	1,431,674
Subscriptions receivable	492,358
Total Assets	742,740,058
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	16,419
Payable for other accrued fees	46,038
Payable for shareholder services fees	39,833
Payable to investment adviser	510,796
Payable upon return of securities loaned	2,649,254
Redemptions payable	2,067,707
Total Liabilities	5,332,854
NET ASSETS	$737,407,204
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,810,878
Paid-in capital in excess of par	682,509,221
Undistributed/accumulated earnings	47,087,105
NET ASSETS	$737,407,204
NET ASSETS BY CLASS
Investor Class	$50,711,603
Class L	$62,339,855
Institutional Class	$624,355,746
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Class L	34,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	4,031,504
Class L	6,738,131
Institutional Class	67,339,144
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.58
Class L	$9.25
Institutional Class	$9.27
(a) Cost of investments	$684,496,857
(b) Cost of repurchase agreements	$2,649,254
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$116,346
Income from securities lending	9,126
Dividends	15,656,970
Foreign withholding tax	(17,007)
Total Income	15,765,435
EXPENSES:
Management fees	5,606,811
Shareholder services fees – Investor Class	193,205
Shareholder services fees – Class L	272,516
Audit and tax fees	29,093
Custodian fees	27,978
Director's fees	14,191
Distribution fees – Class L	194,636
Legal fees	9,460
Pricing fees	222
Registration fees	63,296
Shareholder report fees	35,247
Transfer agent fees	13,385
Other fees	1,379
Total Expenses	6,461,419
Less amount waived by investment adviser	122,661
Net Expenses	6,338,758
NET INVESTMENT INCOME	9,426,677
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(692,652)
Net realized gain on futures contracts	1,080,163
Net Realized Gain	387,511
Net change in unrealized appreciation on investments	118,679,465
Net change in unrealized appreciation on futures contracts	454,135
Net Change in Unrealized Appreciation	119,133,600
Net Realized and Unrealized Gain	119,521,111
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,947,788
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Mid Cap Value Fund	2019	2018 (a)
OPERATIONS:
Net investment income	$9,426,677	$7,693,951
Net realized gain	387,511	41,786,005
Net change in unrealized appreciation (depreciation)	119,133,600	(126,097,722)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,947,788	(76,617,766)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(9,167)
Class L	-	(11,466)
Institutional Class	-	(83,003)
From return of capital	0	(103,636)
From net investment income and net realized gains
Investor Class	(102,021)	(4,243,753)
Class L	(320,081)	(6,127,066)
Institutional Class	(8,273,836)	(54,948,767)
From net investment income and net realized gains	(8,695,938)	(65,319,586)
Total Distributions	(8,695,938)	(65,423,222)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,591,645	41,028,225
Class L	40,135,701	77,386,365
Institutional Class	155,928,628	153,484,234
Shares issued in reinvestment of distributions
Investor Class	102,021	4,252,920
Class L	320,081	6,138,532
Institutional Class	8,273,836	55,031,770
Shares redeemed
Investor Class	(28,516,715)	(29,186,841)
Class L	(59,710,338)	(2,556,511)
Institutional Class	(128,132,775)	(176,602,636)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,992,084	128,976,058
Total Increase (Decrease) in Net Assets	123,243,934	(13,064,930)
NET ASSETS:
Beginning of year	614,163,270	627,228,200
End of year	$737,407,204	$614,163,270
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,236,241	3,213,528
Class L	4,583,265	8,269,032
Institutional Class	17,757,658	16,013,772
Shares issued in reinvestment of distributions
Investor Class	8,668	389,349
Class L	36,918	799,288
Institutional Class	918,835	6,733,320
Shares redeemed
Investor Class	(2,404,370)	(2,272,985)
Class L	(6,667,708)	(282,664)
Institutional Class	(14,570,586)	(17,803,049)
Net Increase	898,921	15,059,591
(a)	Class L inception date was September 10, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.46	0.12	2.02	2.14	-	(0.02)	(0.00) (d)	(0.02)	$12.58	20.49%
12/31/2018	$12.91	0.13	(1.69)	(1.56)	(0.00) (d)	(0.57)	(0.32)	(0.89)	$10.46	(12.30%)
12/31/2017	$12.49	0.10	1.99	2.09	-	(1.12)	(0.55)	(1.67)	$12.91	16.99%
12/31/2016	$10.68	0.11	2.05	2.16	-	(0.24)	(0.11)	(0.35)	$12.49	20.29%
12/31/2015	$12.08	0.11	(0.58)	(0.47)	(0.01)	(0.55)	(0.37)	(0.93)	$10.68	(4.03%)
Class L
12/31/2019	$ 7.73	0.07	1.49	1.56	-	(0.04)	(0.00) (d)	(0.04)	$ 9.25	20.15%
12/31/2018 (e)	$10.00	0.04	(1.54)	(1.50)	(0.00) (d)	(0.50)	(0.27)	(0.77)	$ 7.73	(14.95%) (f)
Institutional Class
12/31/2019	$ 7.78	0.13	1.48	1.61	-	(0.12)	(0.00) (d)	(0.12)	$ 9.27	20.80%
12/31/2018	$ 9.91	0.13	(1.29)	(1.16)	(0.00) (d)	(0.65)	(0.32)	(0.97)	$ 7.78	(12.00%)
12/31/2017	$ 9.92	0.11	1.59	1.70	-	(1.16)	(0.55)	(1.71)	$ 9.91	17.45%
12/31/2016	$ 8.61	0.12	1.66	1.78	-	(0.36)	(0.11)	(0.47)	$ 9.92	20.76%
12/31/2015 (g)	$10.00	0.09	(0.58)	(0.49)	(0.01)	(0.55)	(0.34)	(0.90)	$ 8.61	(5.04%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 50,712	1.21%	1.15%	1.06%	204%
12/31/2018	$ 54,323	1.20%	1.15%	1.00%	204%
12/31/2017	$ 49,854	1.21%	1.18%	0.74%	208%
12/31/2016	$ 45,791	1.25%	1.25%	0.95%	219%
12/31/2015	$ 59,658	1.25%	1.25%	0.90%	224%
Class L
12/31/2019	$ 62,340	1.46%	1.40%	0.81%	204%
12/31/2018 (e)	$ 67,948	1.56% (i)	1.35% (i)	1.34% (i)	204%
Institutional Class
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
12/31/2018	$491,892	0.81%	0.80%	1.32%	204%
12/31/2017	$577,374	0.84%	0.83%	1.09%	208%
12/31/2016	$527,190	0.90%	0.90%	1.30%	219%
12/31/2015 (g)	$485,817	0.90% (i)	0.90% (i)	1.35% (i)	224%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Class L inception date was September 10, 2018.
(f)	Not annualized for periods less than one full year.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Mid Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 736,319,741	$ —	$ —	$ 736,319,741
Short Term Investments	—	2,649,254	—	2,649,254
Total Assets	$ 736,319,741	$ 2,649,254	$ 0	$ 738,968,995

Annual Report - December 31, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$8,644,962	$41,376,268
Long-term capital gain	50,976	23,943,318
Return of capital	-	103,636
	$8,695,938	$65,423,222
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	476,202
Capital loss carryforwards	—
Post-October losses	(792,592)
Net unrealized appreciation	47,403,495
Tax composition of capital	$47,087,105
The Fund has elected to defer to the next fiscal year the following Post-October losses:

Annual Report - December 31, 2019

Post-October Ordinary Losses	Post-October Capital Losses
$—	$(792,592)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$691,565,500
Gross unrealized appreciation on investments	61,993,477
Gross unrealized depreciation on investments	(14,589,982)
Net unrealized appreciation on investments	$47,403,495
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 36 futures contracts for the reporting period. At December 31, 2019, there were no futures contracts held.
Derivative Financial Instruments Categorized by Risk Exposure
The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,080,163	Net change in unrealized appreciation on futures contracts	$454,135

Annual Report - December 31, 2019

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.79% of the Fund’s average daily net assets up to $1 billion dollars, 0.74% of the Fund’s average daily net assets over $1 billion dollars and 0.69% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$49,265	$96,020	$122,661	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $1,433,036,316 and $1,411,549,666, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the

Annual Report - December 31, 2019

Fund had securities on loan valued at $2,671,140 and received collateral as reported on the Statement of Assets and Liabilities of $2,649,254 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Mid Cap Value Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020